Offerings	Oct. 07, 2025 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	4.400% Guaranteed Notes due 2031 of CRH America Finance, Inc.
Amount Registered | shares	1,000,000,000
Maximum Aggregate Offering Price	$ 997,940,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 137,815.52
Offering Note	(1) The prospectus supplement to which this Exhibit is attached is a final prospectus for the related offering of (i) $1,000,000,000 aggregate principal amount of 4.400% Guaranteed Notes due 2031, (ii) $1,000,000,000 aggregate principal amount of 5.000% Guaranteed Notes due 2036 and (iii) $500,000,000 aggregate principal amount of 5.600% Guaranteed Notes due 2056 of CRH America Finance, Inc. and Guarantees of such securities by CRH public limited company. (2) Pursuant to Rule 457(n), no separate fee for the Guarantees is payable.
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	5.000% Guaranteed Notes due 2036 of CRH America Finance, Inc.
Amount Registered | shares	1,000,000,000
Maximum Aggregate Offering Price	$ 999,110,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 137,977.10
Offering Note	(1) The prospectus supplement to which this Exhibit is attached is a final prospectus for the related offering of (i) $1,000,000,000 aggregate principal amount of 4.400% Guaranteed Notes due 2031, (ii) $1,000,000,000 aggregate principal amount of 5.000% Guaranteed Notes due 2036 and (iii) $500,000,000 aggregate principal amount of 5.600% Guaranteed Notes due 2056 of CRH America Finance, Inc. and Guarantees of such securities by CRH public limited company. (2) Pursuant to Rule 457(n), no separate fee for the Guarantees is payable.
Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	5.600% Guaranteed Notes due 2056 of CRH America Finance, Inc.
Amount Registered | shares	500,000,000
Maximum Aggregate Offering Price	$ 499,390,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 68,965.76
Offering Note	(1) The prospectus supplement to which this Exhibit is attached is a final prospectus for the related offering of (i) $1,000,000,000 aggregate principal amount of 4.400% Guaranteed Notes due 2031, (ii) $1,000,000,000 aggregate principal amount of 5.000% Guaranteed Notes due 2036 and (iii) $500,000,000 aggregate principal amount of 5.600% Guaranteed Notes due 2056 of CRH America Finance, Inc. and Guarantees of such securities by CRH public limited company. (2) Pursuant to Rule 457(n), no separate fee for the Guarantees is payable.
Offering: 4
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Other
Security Class Title	Guarantees of CRH plc of 4.400% Guaranteed Notes due 2031 of CRH America Finance, Inc.
Fee Rate	0.01381%
Amount of Registration Fee	$ 0.00
Offering Note	(1) The prospectus supplement to which this Exhibit is attached is a final prospectus for the related offering of (i) $1,000,000,000 aggregate principal amount of 4.400% Guaranteed Notes due 2031, (ii) $1,000,000,000 aggregate principal amount of 5.000% Guaranteed Notes due 2036 and (iii) $500,000,000 aggregate principal amount of 5.600% Guaranteed Notes due 2056 of CRH America Finance, Inc. and Guarantees of such securities by CRH public limited company. (2) Pursuant to Rule 457(n), no separate fee for the Guarantees is payable.
Offering: 5
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Other
Security Class Title	Guarantees of CRH plc of 5.000% Guaranteed Notes due 2036 of CRH America Finance, Inc.
Fee Rate	0.01381%
Amount of Registration Fee	$ 0.00
Offering Note	(1) The prospectus supplement to which this Exhibit is attached is a final prospectus for the related offering of (i) $1,000,000,000 aggregate principal amount of 4.400% Guaranteed Notes due 2031, (ii) $1,000,000,000 aggregate principal amount of 5.000% Guaranteed Notes due 2036 and (iii) $500,000,000 aggregate principal amount of 5.600% Guaranteed Notes due 2056 of CRH America Finance, Inc. and Guarantees of such securities by CRH public limited company. (2) Pursuant to Rule 457(n), no separate fee for the Guarantees is payable.
Offering: 6
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Other
Security Class Title	Guarantees of CRH plc of 5.600% Guaranteed Notes due 2056 of CRH America Finance, Inc.
Fee Rate	0.01381%
Amount of Registration Fee	$ 0.00
Offering Note	(1) The prospectus supplement to which this Exhibit is attached is a final prospectus for the related offering of (i) $1,000,000,000 aggregate principal amount of 4.400% Guaranteed Notes due 2031, (ii) $1,000,000,000 aggregate principal amount of 5.000% Guaranteed Notes due 2036 and (iii) $500,000,000 aggregate principal amount of 5.600% Guaranteed Notes due 2056 of CRH America Finance, Inc. and Guarantees of such securities by CRH public limited company. (2) Pursuant to Rule 457(n), no separate fee for the Guarantees is payable.